7. STOCK OPTION PLANS (Details 1)	12 Months Ended
Dec. 31, 2015 $ / shares shares
0.18 to 0.25
Option price range, upper	$ 0.25
Option price range, lower	$ 0.18
Number of shares Outstanding end of period | shares	2,115,000
Weighted average remaining contractual life	2 years 6 months 18 days
Weighted average exercise price, ending	$ 0.25
Number Exercisable | shares	1,421,250
Weighted average exercise price	$ 0.22
0.48 to 1.85
Option price range, upper	1.85
Option price range, lower	$ 0.48
Number of shares Outstanding end of period | shares	421,500
Weighted average remaining contractual life	4 months 28 days
Weighted average exercise price, ending	$ 1.03
Number Exercisable | shares	226,500
Weighted average exercise price	$ 0.07
0.18 to 1.85
Option price range, upper	1.85
Option price range, lower	$ 0.18
Number of shares Outstanding end of period | shares	2,536,500
Weighted average remaining contractual life	2 years 11 months 16 days
Weighted average exercise price, ending	$ 0.38
Number Exercisable | shares	1,647,750
Weighted average exercise price	$ 0.29